Business Combinations and Deconsolidations - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Other Income [Member]
Business Acquisition [Line Items]
Deconsolidation gain		¥ 182,550
News Republic
Business Acquisition [Line Items]
Deconsolidation gain			¥ 839,834
Live me [Member] | Deconsolidation of Subsidiaries [Member]
Business Acquisition [Line Items]
Ownership interest, subsequent to transaction			49.60%
Business combination in 2019 [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 25,000
Gaming And Utility Related Businesses [Member]
Business Acquisition [Line Items]
Total consideration from disposal		¥ 202,275
Ownership interest, subsequent to transaction		75.00%
Deconsolidation gain		¥ 226,502
contingency cash consideration		¥ 11,745
Sale of Stock, Percentage of Ownership before Transaction		36.00%
Gaming And Utility Related Businesses [Member] | Deconsolidation of Subsidiaries [Member]
Business Acquisition [Line Items]
Ownership interest, subsequent to transaction		47.10%
Deconsolidation gain		¥ 14,827